Note 8 - Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss per share of common stock
Numerator:
Net loss	$(6,775)	$(2,832)	$(13,483)	$(1,848)
Less cumulative preferred Series D dividends	(194)	(194)	(582)	(582)
Net loss available to common shareholders – basic and diluted	$(6,969)	$(3,026)	$(14,065)	$(2,430)

Denominator:
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	5,720,009	5,720,009	5,720,009	5,720,009

Net loss per share, basic and diluted	$(1.22)	$(0.53)	$(2.46)	$(0.42)

	Year Ended December 31,
	2023	2022
Net income (loss) per share of common stock
Numerator:
Net income (loss) attributable to common stockholders	$17,915	$(27,552)
Less: non-cumulative preferred Series C dividends	(3,600)	—
Less: allocation of undistributed earnings to participating securities - preferred stock	(10,431)	—
Net income (loss) attributable to common stockholders – basic and diluted	$3,884	$(27,552)

Denominator:
Weighted-average number of shares outstanding used in computing net income (loss) per share - basic	5,720,009	5,718,926
Effect of dilutive securities:
Stock options	76,947	—
Denominator for diluted net income (loss) per share – adjusted weighted average shares	5,796,956	5,718,926

Net income (loss) per share, basic	$0.68	$(4.82)
Net income (loss) per share, diluted	$0.67	$(4.82)

Pieris Pharmaceuticals, Inc. [Member]
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss	$(2,887)	$(10,752)	$(11,369)	$(19,959)
Basic weighted average common shares outstanding	1,320	1,236	1,285	1,089
Diluted weighted average common shares outstanding	1,320	1,236	1,285	1,089
Basic net loss per share	$(2.19)	$(8.70)	$(8.84)	$(18.33)
Diluted net loss per share	$(2.19)	$(8.70)	$(8.84)	$(18.33)